CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - CAD ($)	Total	Common Shares	Contingently Issuable Shares and Options	Contributed Surplus	Warrants	Non-Controlling Interest	Accumulated Deficit	Accumulated other comprehensive income
Balance, Shares at Nov. 30, 2019		20,000,000
Balance, Amount at Nov. 30, 2019	$ 253,264	$ 513,735	$ 0	$ 2,639	$ 0	$ 0	$ (263,110)	$ 0
Statement [Line Items]
Net Loss For The Year	(3,573,108)	$ 0	0	0	0	0	(3,573,108)	0
Gamesquare Common Shares And Effect Of Deemed Acquisiton By Gamesquare Inc. At Fair Value Of Capital Consideration (note 25), Shares		9,996,011
Gamesquare Common Shares And Effect Of Deemed Acquisiton By Gamesquare Inc. At Fair Value Of Capital Consideration (note 25), Amount	1,881,386	$ 1,865,356	0	16,030		0	0	0
Issued On Acquisition Of Code Red (note 4(a)), Shares		9,300,000
Issued On Acquisition Of Code Red (note 4(a)), Amount	1,735,473	$ 1,735,473	0	0	0	0	0	0
Private Placement (note 15(b)), Shares		12,632,900
Private Placement (note 15(b)), Amount	3,158,225	$ 2,357,404	0	0	800,821	0	0	0
Share Issuance Costs (note 15(b))	(131,640)	(131,640)	0	0	0	0	0	0
Broker Warrants (note 17)	26,640	0	0	0	26,640	0	0	0
Options Granted (note 16(c))	709,953	0	0	709,953	0	0	0	0
Option Expiry (note 16(a))	0	0	0	(9,671)	0	0	9,671	0
Other Comprehensive Income	884	0	0	0	0	0	0	884
Balance, Amount at Nov. 30, 2020	4,061,077	$ 6,340,328	0	718,951	827,461	0	(3,826,547)	884
Balance, Shares at Nov. 30, 2020		51,928,911
Statement [Line Items]
Net Loss For The Year	(26,556,311)					(40,901)	(26,515,410)
Private Placement (note 15(b)), Amount	25,014,220	$ 23,091,436	0	0	1,922,784	0	0	0
Share Issuance Costs (note 15(b))	(1,926,280)	(1,926,280)	0	0	0	0	0	0
Broker Warrants (note 17)	0	$ (204,006)	0	0	204,006	0	0	0
Other Comprehensive Income	220,299							220,299
Issued On Acquisition Of Reciprocity (note 4(b)), Shares		43,749,996
Issued On Acquisition Of Reciprocity (note 4(b)), Amount	7,760,686	$ 7,345,478	0	415,208	0	0	0	0
Contingent Consideration On Acquisition Of Cut&sew (note 4(d))	66,238	0	66,238	0	0	0	0	0
Non-controlling Interest Acquired On Acquisiton Of Reciprocity (note 4(b))	(71,921)	$ 0	0	0	0	(71,921)	0	0
Issued On Acquisition Of Complexity (note 4(c)), Shares		83,328,750
Issued On Acquisition Of Complexity (note 4(c)), Amount	10,035,546	$ 10,035,546	0	0	0	0	0	0
Issued On Acquisition Of Cut&sew (note 4(d)), Shares		2,000,000
Issued On Acquisition Of Cut&sew (note 4(d)), Amount	240,866	$ 240,866	0	0	0	0	0	0
Private Placement (note 15(b)), Shares		61,581,477
Warrants Exercised (note 17), Shares		480,000
Warrants Exercised (note 17), Amount	192,000	$ 222,443	0	0	(30,443)	0	0	0
Options Granted (note 16(a))	1,756,693	$ 0	0	1,756,693	0	0	0	0
Option Exercise (note 16(a)), Shares		312,766
Option Exercise (note 16(a)), Amount	105,000	$ 150,045	0	(45,045)	0	0	0	0
Restricted Share Units (note 16(b))	1,472,386	$ 0	0	1,472,386	0	0	0	0
Rsus Exercised (note 16(b)), Shares		1,000,000
Rsus Exercised (note 16(b)), Amount		$ 395,000	0	(395,000)	0	0	0	0
Balance, Amount at Dec. 31, 2021	$ 22,370,499	$ 45,690,856	$ 66,238	$ 3,923,193	$ 2,923,808	$ (112,822)	$ (30,341,957)	$ 221,183
Balance, Shares at Dec. 31, 2021		244,381,900